Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
12.	Income Taxes

Domestic and foreign components of income before income taxes and the current and deferred income tax expense (benefit) attributable to such income are summarized as follows:

	Year ended December 31, 2012
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥257,640	¥84,917	¥342,557

Income taxes:
Current	¥73,573	¥29,052	¥102,625
Deferred	13,900	(6,413)	7,487

	¥87,473	¥22,639	¥110,112

	Year ended December 31, 2011
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥287,592	¥86,932	¥374,524

Income taxes:
Current	¥67,671	¥23,615	¥91,286
Deferred	21,047	8,082	29,129

	¥88,718	¥31,697	¥120,415

	Year ended December 31, 2010
	Japanese	Foreign	Total
	(Millions of yen)
Income before income taxes	¥302,965	¥89,898	¥392,863

Income taxes:
Current	¥78,359	¥32,420	¥110,779
Deferred	35,496	(6,115)	29,381

	¥113,855	¥26,305	¥140,160

The Company and its domestic subsidiaries are subject to a number of income taxes, which, in the aggregate, represent a statutory income tax rate of approximately 40% for the years ended December 31, 2012, 2011 and 2010.

Amendments to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from approximately 40% to 38% effective from the year beginning January 1, 2013, and to approximately 35% effective from the year beginning January 1, 2016 thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from January 1, 2013 to December 31, 2015 is approximately 38% and for periods subsequent to December 31, 2015 the rate is approximately 35%. The adjustments of deferred tax assets and liabilities for this change in the tax rate amounted to ¥6,599 million and have been reflected in income taxes in the consolidated statement of income for the year ended December 31, 2011.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Years ended December 31
	2012	2011	2010
Japanese statutory income tax rate	40.0%	40.0%	40.0%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.8	0.6	0.8
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(4.3)	(4.3)	(3.5)
Tax credit for research and development expenses	(5.7)	(3.9)	(5.1)
Change in valuation allowance	(1.7)	(0.5)	2.8
Effect of enacted changes in tax laws and rates on Japanese tax	—	1.8	—
Other	3.0	(1.5)	0.7

Effective income tax rate	32.1%	32.2%	35.7%

Net deferred income tax assets and liabilities are included in the accompanying consolidated balance sheets under the following captions:

	December 31
	2012	2011
	(Millions of yen)
Prepaid expenses and other current assets	¥62,358	¥61,961
Other assets	121,934	130,582
Other current liabilities	(2,662)	(1,735)
Other noncurrent liabilities	(44,712)	(43,542)

	¥136,918	¥147,266

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	December 31
	2012	2011
	(Millions of yen)
Deferred tax assets:
Inventories	¥13,040	¥18,885
Accrued business tax	4,754	3,227
Accrued pension and severance cost	86,442	90,025
Research and development—costs capitalized for tax purposes	12,658	12,898
Property, plant and equipment	28,780	31,624
Accrued expenses	36,528	37,992
Net operating losses carried forward	32,494	31,967
Other	41,366	38,220

	256,062	264,838
Less valuation allowance	(32,167)	(33,788)

Total deferred tax assets	223,895	231,050

Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(8,235)	(6,783)
Net unrealized gains on securities	(2,437)	(1,180)
Tax deductible reserve	(6,417)	(6,385)
Financing lease revenue	(41,417)	(40,878)
Prepaid pension and severance cost	(1,073)	(2,224)
Other	(27,398)	(26,334)

Total deferred tax liabilities	(86,977)	(83,784)

Net deferred tax assets	¥136,918	¥147,266

The net changes in the total valuation allowance were a decrease of ¥1,621 million for the year ended December 31, 2012, a decrease of ¥1,519 million and an increase of ¥13,119 million for the years ended December 31, 2011 and 2010, respectively.

Based upon the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, management believes it is more likely than not that Canon will realize the benefits of these deferred tax assets, net of the existing valuation allowance, at December 31, 2012.

At December 31, 2012, Canon had net operating losses which can be carried forward for income tax purposes of ¥122,850 million to reduce future taxable income. Periods available to reduce future taxable income vary in each tax jurisdiction and generally range from one year to twenty years as follows:

(Millions of yen)
Within one year	¥2,583
After one year through five years	28,470
After five years through ten years	15,803
After ten years through twenty years	44,533
Indefinite period	31,461

Total	¥122,850

Income taxes have not been accrued on undistributed earnings of domestic subsidiaries as the tax law provides a means by which the dividends from a domestic subsidiary can be received tax free.

Canon has not recognized deferred tax liabilities of ¥22,604 million for a portion of undistributed earnings of foreign subsidiaries that arose for the year ended December 31, 2012 and prior years because Canon currently does not expect to have such amounts distributed or paid as dividends to the Company in the foreseeable future. Deferred tax liabilities will be recognized when Canon expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. At December 31, 2012, such undistributed earnings of these subsidiaries were ¥894,850 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years ended December 31
	2012	2011	2010
	(Millions of yen)
Balance at beginning of year	¥2,933	¥6,035	¥13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions	—	—	4,066
Other	593	(279)	(1,319)

Balance at end of year	¥7,711	¥2,933	¥6,035

The total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized, are ¥7,711 million and ¥2,809 million at December 31, 2012 and 2011, respectively.

Although Canon believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future period. Based on each of the items of which Canon is aware at December 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

Canon recognizes interest and penalties accrued related to unrecognized tax benefits in income taxes. Both interest and penalties accrued at December 31, 2012 and 2011, and interest and penalties included in income taxes for the years ended December 31, 2012, 2011 and 2010 are not material.

Canon files income tax returns in Japan and various foreign tax jurisdictions. In Japan, Canon is no longer subject to regular income tax examinations by the tax authority for years before 2012. While there has been no specific indication by the tax authority that Canon will be subject to a transfer pricing examination in the near future, the tax authority could conduct a transfer pricing examination for years after 2003. In other major foreign tax jurisdictions, including the United States and the Netherlands, Canon is no longer subject to income tax examinations by tax authorities for years before 2006 with few exceptions. The tax authorities are currently conducting income tax examinations of Canon’s income tax returns for years after 2005 in major foreign tax jurisdictions.